Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of foreign currency translation and transactions
	December 31, 2019	December 31, 2018
Balance sheet items, except for equity accounts	6.9680	6.8776
	For the Years Ended December 31,
	2019	2018	2017
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.9088	6.6163	6.7588

Schedule of property and equipment estimated useful lives
Electronic equipment	3 years
Vehicles	3 - 4 years
Office equipment	5 years
Leasehold improvements	5 years
Building	20 years

Schedule of intangible assets estimated useful lives using the straight-line method
Customer relationship	3 years
License	10 years
Non-Compete Agreements	4 years
Software and others	5-10 years
Credit rating system	10 years

Schedule of financial guarantee services
	December 31, 2019	December 31, 2018
Guarantee	$35,103,876	$-

Schedule of management consulting services
	For the Years Ended December 31,
	2019	2018	2017
Management and assessment services	$135,938	$71,568	$-
Consulting services for financial guarantee customers	9,503	-	-
Consulting services relating to debt collection	493,779	-	-
	$639,220	$71,568	$-